Operating Segments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Schedule of Segment Assets Consist of Current Assets, Fixed Assets and Revenues from Company's Operation in Italy and Spain
	PV								Total
			Ellomay			Bio			reportable		Total
	Italy	Spain	Solar	Talasol	Israel	Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2022
	€ in thousands

Revenues	-	3,264	3,597	32,740	1,119	12,640	62,813	-	116,173	(62,813)	53,360
Operating expenses	-	(322)	(1,399)	(8,764)	(418)	(13,186)	(47,442)	-	(71,531)	47,442	(24,089)
Depreciation expenses	-	(908)	(427)	(11,400)	(512)	(2,824)	(6,339)	-	(22,410)	6,318	(16,092)
Gross profit (loss)	-	2,034	1,771	12,576	189	(3,370)	9,032	-	22,232	(9,053)	13,179

Adjusted gross profit (loss)	-	2,034	1,771	12,576	1,565 [1]	(3,370)	9,032	-	23,608	(10,429)	13,179
Project development costs											(3,784)
General and administrative expenses											(5,892)
Share of loss of equity accounted investee											1,206
Operating profit											4,709
Financing income											9,565
Financing expenses in connection
with derivatives and warrants, net											605
Financing expenses, net											(12,636)
Loss before taxes on income											2,243

Segment assets as at December 31, 2022	22,608	14,577	20,090	244,584	34,750	32,002	107,079	137,432	613,122	(36,965)	576,157

[1] The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,427 thousand) and depreciation expenses (approximately €2,051 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.

	PV								Total
			Ellomay			Bio			reportable		Total
	Italy	Spain	Solar	Talasol	Israel	Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2021
	€ in thousands

Revenues	-	2,587	-	29,432	*1,016	12,686	51,630	-	97,351	(51,630)	45,721
Operating expenses	-	(472)	-	(6,305)	(367)	(10,446)	(39,175)	-	(56,765)	39,175	(17,590)
Depreciation expenses	-	(904)	-	(10,586)	(475)	(3,135)	(5,539)	-	(20,639)	5,523	(15,116)
Gross profit (loss)	-	1,211	-	12,541	*174	(895)	6,916	-	19,947	(6,932)	13,015

Adjusted gross profit (loss)	-	1,211	-	12,541	1,514 [2]	(895)	6,916	-	21,287	(8,272)	13,015
Project development costs											(2,508)
General and administrative expenses											(5,661)
Share of loss of equity accounted investee											117
Operating profit											4,963
Financing income											2,931
Financing expenses in connection
with derivatives and warrants, net											(841)
Financing expenses, net											(28,974)
Loss before taxes on income											(21,921)

Segment assets as at December 31, 2021	1,715	13,841	14,456	247,004	38,809	34,570	118,435	107,678	576,508	(24,529)	551,979

* Segment presentation for prior periods was adjusted to reflect revenues and operating expenses for the Talmei Yosef PV Plant under IFRIC 12 and not under the fixed asset model and to include the adjusted gross profit of such segment, to align the presentation with the presentation of the segments for the year ended December 31, 2022.

[2] The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,239 thousand) and depreciation expenses (approximately €1,899 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
	PV								Total
			Ellomay			Bio			reportable		Total
	Italy	Spain	Solar	Talasol	Israel	Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2020
	€ in thousands

Revenues	-	2,577	-	-	*1,066	6,002	57,495	-	67,140	(57,495)	9,645
Operating expenses	-	(463)	-	-	(379)	(4,109)	(44,489)	-	(49,440)	44,489	(4,951)
Depreciation expenses	-	(905)	-	-	(462)	(1,457)	(5,674)	-	(8,498)	5,523	(2,975)
Gross profit (loss)	-	1,209	-	-	225	436	7,332	-	9,202	(7,483)	1,719

Adjusted gross profit (loss)	-	1,209	-	-	1,400 [3]	436	7,332	-	10,377	(8,658)	1,719
Project development costs											(3,491)
General and administrative expenses											(4,512)
Share of loss of equity accounted investee											1,525
Other income, net											2,100
Operating profit											(2,659)
Financing income											2,134
Financing expenses in connection
with derivatives and warrants, net											1,094
Financing expenses, net											(6,862)
Loss before taxes on income											(6,293)

Segment assets as at December 31, 2020	503	15,220	2,354	232,955	36,521	36,253	109,983	21,925	455,714	4,458	460,172

* Segment presentation for prior periods was adjusted to reflect revenues and operating expenses for the Talmei Yosef PV Plant under IFRIC 12 and not under the fixed asset model and to include the adjusted gross profit of such segment, to align the presentation with the presentation of the segments for the year ended December 31, 2022.

[3] The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,023 thousand) and depreciation expenses (approximately €1,848 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.

Schedule of Segment Assets Consist of Current Assets and Fixed Assets
The following table lists the revenues from the Company's operations in Israel, the Netherlands, Italy and Spain:

	For the year ended December 31
	2022	2021	2020
	€ in thousands
Israel	1,119	1,016	1,066
Italy	-	-	-
The Netherlands	12,640	12,686	6,002
Spain (including Talasol PV Plant)	39,601	32,019	2,577
Total revenues	53,360	45,721	9,645

Schedule of Fixed Assets, Net from Company's Operation
The following table lists the fixed assets, net from the Company’s operations in Israel, Spain and the Netherlands:

	As at December 31
	2022	2021
	€ in thousands
Israel	102,518	78,928
Italy	9,043	-
Spain (including Talasol PV Plant)	227,492	233,729
The Netherlands	26,703	28,240
Total fixed assets, net	365,756	340,897